RELATED PARTY TRANSACTION (Details)			1 Months Ended	3 Months Ended		12 Months Ended		48 Months Ended
	Jan. 17, 2017 USD ($)	May 01, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2010 shares
RELATED PARTY TRANSACTION (Details) [Line Items]
Related Party Transaction, Amounts of Transaction							$ 20,000
Due to Related Parties, Current			$ 4,000	$ 45,763		$ 4,000	0
Debt Instrument, Face Amount				$ 100,000
Stock Issued During Period, Shares, Other (in Shares) | shares				50,000
Proceeds from Related Party Debt				$ 300,000	$ 0	600,000	0
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares				16,000
Stock Issued During Period, Value, Issued for Services			$ 30,000			$ 286,575	197,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares						1,200,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 0.50			$ 0.50
Repayments of Related Party Debt							284,999
Costs and Expenses, Related Party							$ 399,009
Chief Executive Officer [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Related Party Transaction, Amounts of Transaction				$ 6,000		$ 16,000
Due to Related Parties, Current			$ 4,000	$ 10,000		4,000
Stock Issued During Period, Shares, Other (in Shares) | shares				100,000
Proceeds from Related Party Debt						$ 600,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares						1,200,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 0.50			$ 0.50
Former Chief Executive Officer [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Litigation Settlement, Expense	$ 250,000
Debt Instrument, Face Amount	$ 300,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Interest Payable, Current				$ 4,800
Stock Issued During Period, Shares, Other (in Shares) | shares				100,000
Interest Expense, Debt				$ 182,000
Affiliated Entity [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Proceeds from Related Party Debt				$ 35,763
Director [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares				50,000
Stockholders' Equity, Other Shares (in Shares) | shares				16,000
Stock Issued During Period, Value, Issued for Services				$ 82,500
Related Party Transaction, Description of Transaction							As such, the Company did not issue any common stock purchase options to directors during the years ended December 31, 2016 and 2015, but did pay $1,000 cash compensation to each of its four non-employee directors during the year ended December 31, 2016, totaled $4,000 and pay $10,000 cash compensation to each of its three non-employee directors during the year ended December 31, 2015, totaled $30,000, for services
Noninterest Expense Directors Fees						$ 4,000	$ 30,000
Number of Directors						4	3
Shares Issued, Price Per Share (in Dollars per share) | $ / shares			$ 0.50			$ 0.50
Director [Member] | Stock Incentive Plan for 2007 [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures (in Shares) | shares								10,000
Related Party Transaction, Description of Transaction								15,000 common share purchase options were granted to each eligible director for each year of elected annual service to the Company, as well as other options for services on committees of the board of directors or for acting as chairs thereof
Building [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Employment Agreement, Reimbursement		$ 1,000				$ 1,000
Vehicles [Member] | Chief Executive Officer [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Employment Agreement, Reimbursement		$ 1,000				1,000
Non-Cash Offering Costs [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares) | shares				110,000
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares				34,000
Non-Cash Offering Costs [Member] | Director [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Stock Issued for Deferred Offering Cost, Shares (in Shares) | shares				34,000
Director Fee, Paid to Each Director [Member] | Director [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Noninterest Expense Directors Fees						$ 1,000	$ 10,000